ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS	12 Months Ended
Jun. 30, 2025
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

6.    ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

Natal Agro S.R.L.

On June 10, 2024, we acquired a controlling interest in Natal Agro S.R.L (“Natal”), an Argentine company that breeds and develops corn varieties. The interest acquired is represented by a total of 116,225 shares of AR$ 10 nominal value each, representing 51% of equity and voting interest.

The consideration for the acquisition was $0.22 million in cash and the commitment to carrying out, at our own expense, the regulatory activities for HB4 corn to obtain authorization for its commercialization in Argentina, and the regulatory activities for HB4 corn in Brazil, once the commercialization strategy of HB4 corn in Brazil has been defined by the Company.

Fair value of the consideration of payment

Cash payment	215,415
Regulatory activities	727,985
Total consideration	943,400

The consideration of payment was measured at fair value, which was calculated as the sum of cash paid and the acquisition‑date fair values of the regulatory services to be provided. The fair values measured were based on discounting future cash flow using market discount rates. The difference between fair value and nominal value of consideration will be recognized as finance cost over the period the consideration will be paid.

Assets acquired, liabilities assumed, and non-controlling interest recognized

Cash and cash equivalents	252,923
Other financial assets	73,950
Trade receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Inventories	4,031,412
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use asset	168,988
Trade and other payables	(2,302,332)
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974

Non-controlling interest	(1,898,247)

Gain from a bargain purchase	(1,032,327)

Total consideration	943,400

The business combination was executed in a context of financial setbacks faced by the acquired company. To address these, in addition to the initial cash payment, Bioceres has committed to providing a working capital loan of up to $3 million to help alleviate the financial strain.

Bioceres will also provide regulatory services related to its proprietary technologies, which will enable strategic business development for Natal and create a new product pipeline leveraging Bioceres’ technology. Specifically, Bioceres has agreed to grant Natal an exclusive license for certain technologies to be applied to corn, with Natal committing to pay 15% of the revenues generated from this technology.

Since the issuance of the annual financial statements for the period ending June 30, 2024, we have revisited the fair value of the services we committed to providing in exchange for payment and have concluded in the identification and valuation of specific intangible assets.

As required by the standards, measurement period adjustments are incorporated into the business combination accounting. The effect of the adjustment corresponds to the identification of an intangible asset for an amount of $0.8 million (net of deferred income tax liability and non-controlling interest of $0.5 million and $0.8 million, respectively) and a change in the fair value of the consideration by $0.4 million, generating a bargain purchase gain of $1.0 million as opposed to the $0.2 million goodwill recognized as of June 30, 2024. Comparative prior period information in the financial statements has been updated to reflect these adjustments, as if the business combination had been fully accounted for on the acquisition date.

Non-controlling interest was measured at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.